Membership Interests (Narrative) (Details) - USD ($) $ in Millions			9 Months Ended		12 Months Ended
	Oct. 27, 2016	Feb. 24, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Subsequent Event [Line Items]
Declaration of cash distribution to members		$ 56	$ 189	$ 283	$ 436	$ 282	$ 310
Assumed debt to equity ratio, debt			60.00%		60.00%
Assumed debt to equity ratio, equity			40.00%		40.00%
Regulatory capitalization ratio, debt			59.60%		59.80%
Regulatory capitalization ratio, equity			40.40%		40.20%
Cash available for distribution under the capital structure restriction			$ 69		$ 30
Subsequent Event [Member]
Subsequent Event [Line Items]
Declaration of cash distribution to members	$ 41